Columbia Short Term Bond Fund
Third Quarter Report
December 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 27.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	446,602	450,450
Series 2024-2PL Class A
10/27/2031	5.070%	3,886,221	3,895,023
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	548,048	553,822
Subordinated Series 2024-2PL Class B
10/27/2031	5.430%	10,209,093	10,223,756
ACM Auto Trust(a)
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	1,462,692	1,468,971
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	7,700,000	7,816,056
Series 2023-B Class A
09/15/2028	6.820%	7,835,000	7,953,091
Series 2023-X1 Class A
11/15/2028	7.110%	194,041	194,484
Series 2024-A Class 1A
02/15/2029	5.610%	7,350,000	7,379,609
Series 2024-A Class A
02/15/2029	5.610%	2,600,000	2,610,474
Series 2024-X1 Class A
05/15/2029	6.270%	2,128,518	2,135,790
Series 2024-X2 Class A
12/17/2029	5.220%	16,677,000	16,702,698
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	1,200,000	1,218,845
American Credit Acceptance Receivables Trust(a)
Series 2024-2 Class C
04/12/2030	6.240%	4,500,000	4,574,720
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	1,550,000	1,545,648
Subordinated Series 2022-2 Class D
06/13/2028	4.850%	3,847,589	3,844,705
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,725,000	2,758,355
AmeriCredit Automobile Receivables Trust
Series 2024-1 Class A3
01/18/2029	5.430%	8,225,000	8,315,189
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	6.368%	4,000,000	4,004,024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.736%	5,653,468	5,664,147
Barings CLO Ltd.(a),(b)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	6.194%	10,800,000	10,809,547
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	5.869%	1,246,390	1,250,940
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	6.069%	641,001	644,119
Carmax Select Receivables Trust
Series 2024-A Class A3
11/15/2028	5.400%	1,700,000	1,717,026
Carvana Auto Receivables Trust(a)
Series 2023-P1 Class A4
01/10/2029	5.940%	5,000,000	5,107,459
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	991,996	972,603
CNH Equipment Trust
Series 2023-A Class A3
08/15/2028	4.810%	4,475,000	4,489,791
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	1,443,799	1,420,088
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class A
3-month Term SOFR + 1.272% Floor 1.010% 05/15/2031	5.795%	2,834,453	2,837,730
DT Auto Owner Trust(a)
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	1,683,347	1,677,374
Elmwood CLO Ltd.(a),(b)
Series 2023-8A Class AR
3-month Term SOFR + 1.650% Floor 1.650% 10/20/2036	6.267%	6,000,000	6,026,940
Enterprise Fleet Financing LLC(a)
Series 2021-3 Class A3
08/20/2027	1.220%	8,000,000	7,878,194

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	1,375,000	1,382,714
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	1,335,615	1,302,914
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	5,055,767	5,067,722
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	6,595,589	6,664,241
Series 2024-2A Class A2
06/15/2030	5.890%	11,466,166	11,615,796
Ford Credit Auto Owner Trust(a)
Subordinated Series 2021-2 Class B
05/15/2034	1.910%	11,250,000	10,620,524
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	205,618	205,140
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	3,100,000	3,088,470
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	4,550,000	4,595,399
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.967%	4,150,000	4,170,377
Lendbuzz Securitization Trust(a)
Series 2022-1A Class A
05/17/2027	4.220%	1,281,373	1,276,134
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.029%	1,204,419	1,206,527
Magnetite XIX Ltd.(a),(b)
Series 2017-19A Class AR
3-month Term SOFR + 1.312% Floor 1.050% 04/17/2034	5.959%	10,000,000	10,013,670
Magnetite XIX Ltd.(a),(b),(c)
Series 2017-19A Class ARR
3-month Term SOFR + 1.050% Floor 1.050% 04/17/2034	5.390%	10,000,000	10,000,000
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite XXVI Ltd.(a),(b)
Series 2020-26A Class A1R
3-month Term SOFR + 1.382% Floor 1.120% 07/25/2034	6.008%	2,553,324	2,559,069
Magnetite XXXVI Ltd.(a),(b)
Series 2023-36A Class A
3-month Term SOFR + 1.800% Floor 1.800% 04/22/2036	6.432%	4,000,000	4,015,060
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	824,438	827,669
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	2,150,000	2,174,339
MMAF Equipment Finance LLC(a)
Series 2020-A Class A3
04/09/2027	0.970%	919,135	894,252
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	2,436,842	2,446,872
MVW LLC(a)
Series 2019-2A Class A
10/20/2038	2.220%	778,652	759,669
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	3,775,000	3,826,073
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class AR3
3-month Term SOFR + 1.332% Floor 1.070% 02/20/2034	5.853%	5,000,000	5,017,245
OneMain Financial Issuance Trust(a)
Series 2022-2A Class A
10/14/2034	4.890%	8,976,632	8,983,730
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	639,381	639,482
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	9,975,000	9,980,816
Series 2024-5 Class A
10/15/2031	6.278%	950,652	962,332
Series 2024-6 Class A
11/15/2031	6.093%	917,342	927,978
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	483,617	475,657
Series 2021-HG1 Class A
01/16/2029	1.220%	424,169	420,652
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-7 Class A
12/15/2031	6.117%	5,725,985	5,774,712
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	155,603	152,781
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	4,948,924	4,983,547
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	2,083,137	2,102,325
Series 2024-1 Class A
07/15/2031	6.660%	1,457,633	1,475,240
Series 2024-2 Class A
08/15/2031	6.319%	4,708,015	4,759,051
Series 2024-3 Class A
10/15/2031	6.258%	3,207,236	3,228,486
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	9,208,111	9,405,386
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-7 Class AB
07/15/2031	7.524%	723,176	726,712
PEAC Solutions Receivables LLC(a)
Series 2024-2A Class A2
04/20/2027	4.740%	10,200,000	10,175,566
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,602,000	1,620,782
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	557,342	558,960
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	5.368%	4,975,000	4,978,139
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	1,001,756	1,008,026
Series 2024-2A Class A
07/15/2031	5.880%	4,982,709	5,007,585
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	904,840	882,954
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	614,269	620,226
Santander Drive Auto Receivables Trust
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	4,369,000	4,513,463
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	6,825,000	6,909,940
Series 2024-A Class A4
01/22/2029	5.240%	2,200,000	2,217,839
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	3,000,000	3,021,505
Sierra Timeshare Receivables Funding LLC(a)
Series 2021-1A Class A
11/20/2037	0.990%	365,205	353,812
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	824,967	826,171
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	2,375,000	2,375,845
Upstart Pass-Through Trust(a)
Series 2020-ST4 Class A
11/20/2026	3.250%	161,522	160,703
Series 2020-ST6 Class A
01/20/2027	3.000%	180,227	178,770
Series 2021-ST10 Class A
01/20/2030	2.250%	214,927	214,311
Series 2021-ST3 Class A
05/20/2027	2.000%	240,426	237,404
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	1,215,309	1,216,528
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	3,650,000	3,636,968
Verizon Master Trust Series
Subordinated Series 2024-4 Class B
06/20/2029	5.400%	4,572,000	4,596,039
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class D
12/15/2026	1.230%	8,023,161	7,948,547
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	4,000,000	3,947,424
Total Asset-Backed Securities — Non-Agency (Cost $352,071,502)			354,077,938

Commercial Mortgage-Backed Securities - Non-Agency 9.0%

AMSR Trust(a)
Series 2024-SFR2 Class A
11/17/2041	4.150%	6,500,000	6,205,707

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month Term SOFR + 1.747% Floor 1.700% 05/15/2035	6.144%	9,100,000	9,065,333
Barclays Commercial Mortgage Trust
Series 2019-C5 Class ASB
11/15/2052	2.990%	3,531,559	3,414,563
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	5.945%	8,500,000	8,489,377
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.890%	7,000,000	6,989,072
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.810%	6,350,000	6,286,504
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	4,800,000	4,642,141
Extended Stay America Trust(a),(b)
Series 2021-ESH Class A
1-month Term SOFR + 1.194% Floor 1.080% 07/15/2038	5.592%	2,319,122	2,320,571
Series 2021-ESH Class B
1-month Term SOFR + 1.494% Floor 1.380% 07/15/2038	5.892%	6,165,536	6,169,389
GS Mortgage Securities Corp. II(a),(d)
Series 2023-SHIP Class A
09/10/2038	4.322%	1,850,000	1,826,524
GS Mortgage Securities Trust
Series 2016-GS4 Class A3
11/10/2049	3.178%	1,897,757	1,853,235
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.712%	3,000,000	2,769,326
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.262%	1,125,000	968,587
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2022-SFR4 Class A
05/17/2041	4.438%	6,464,017	6,278,217
Series 2022-SFR6 Class A
07/20/2039	4.451%	15,237,355	14,923,239
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.947%	14,125,000	13,951,553
Wells Fargo Commercial Mortgage Trust
Series 2016-C32 Class A4
01/15/2059	3.560%	6,000,000	5,914,498
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.320%	16,055,000	14,950,610
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $118,764,797)			117,018,446

Corporate Bonds & Notes 32.7%

Aerospace & Defense 1.7%
BAE Systems PLC(a)
04/15/2030	3.400%	5,500,000	5,074,182
Boeing Co. (The)
05/01/2029	6.298%	5,000,000	5,184,397
L3Harris Technologies, Inc.
06/01/2029	5.050%	5,000,000	5,001,027
TransDigm, Inc.
11/15/2027	5.500%	242,000	238,172
01/15/2029	4.625%	174,000	162,957
TransDigm, Inc.(a)
08/15/2028	6.750%	992,000	1,001,701
03/01/2029	6.375%	762,000	764,362
United Technologies Corp.
11/16/2028	4.125%	4,500,000	4,382,480
Total			21,809,278
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	650,000	631,779
American Airlines, Inc.(a)
05/15/2029	8.500%	421,000	441,582
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	305,500	304,783
04/20/2029	5.750%	494,000	490,218
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc.(a)
04/15/2026	4.375%	618,000	607,419
Total			2,475,781
Automotive 0.2%
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	205,000	208,675
Ford Motor Credit Co. LLC
11/13/2025	3.375%	309,000	304,269
05/28/2027	4.950%	140,000	138,768
IHO Verwaltungs GmbH(a),(e)
05/15/2029	6.375%	493,000	474,006
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	581,000	578,853
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	341,000	339,495
04/14/2028	6.875%	472,000	473,020
Total			2,517,086
Banking 8.7%
Bank of America Corp.(f)
07/23/2029	4.271%	13,000,000	12,658,186
Bank of Montreal(f)
09/10/2030	4.640%	4,000,000	3,920,135
Bank of New York Mellon Corp. (The)(f)
03/14/2030	4.975%	4,000,000	3,998,559
Citigroup, Inc.(f)
09/19/2030	4.542%	11,500,000	11,171,571
Goldman Sachs Group, Inc. (The)(f)
10/23/2030	4.692%	11,000,000	10,774,890
HSBC Holdings PLC(f)
11/19/2030	5.286%	8,175,000	8,116,854
JPMorgan Chase & Co.(f)
07/22/2030	4.995%	13,500,000	13,448,294
Morgan Stanley(f)
07/19/2030	5.042%	12,000,000	11,950,467
PNC Financial Services Group, Inc. (The)(f)
05/14/2030	5.492%	4,000,000	4,053,944
Royal Bank of Canada(f)
10/18/2030	4.650%	5,500,000	5,385,353
Toronto-Dominion Bank (The)
12/17/2029	4.783%	4,775,000	4,710,855
Truist Financial Corp.(f)
01/24/2030	5.435%	4,000,000	4,036,444
US Bancorp(f)
06/12/2029	5.775%	6,000,000	6,141,416
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(f)
10/23/2029	6.303%	10,500,000	10,915,841
Westpac Banking Corp.
04/16/2029	5.050%	2,500,000	2,525,448
Total			113,808,257
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	385,000	381,712
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	310,000	321,361
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	130,000	129,196
Total			832,269
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	275,000	263,378
11/15/2029	3.875%	220,000	200,361
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	564,000	554,415
05/15/2029	4.125%	98,000	92,417
Interface, Inc.(a)
12/01/2028	5.500%	352,000	344,987
James Hardie International Finance DAC(a)
01/15/2028	5.000%	656,000	634,825
Standard Industries, Inc.(a)
02/15/2027	5.000%	558,000	545,816
01/15/2028	4.750%	364,000	349,018
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	394,000	395,569
White Cap Buyer LLC(a)
10/15/2028	6.875%	147,000	145,217
Total			3,526,003
Cable and Satellite 1.0%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	77,000	76,676
05/01/2027	5.125%	794,000	779,872
02/01/2028	5.000%	272,000	262,218
06/01/2029	5.375%	215,000	205,391
Charter Communications Operating LLC/Capital
06/01/2029	6.100%	3,500,000	3,567,083
Comcast Corp.
06/01/2029	5.100%	4,000,000	4,037,146
DISH Network Corp.(a)
11/15/2027	11.750%	535,000	565,843

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EchoStar Corp.
11/30/2029	10.750%	469,931	505,406
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	548,000	526,666
08/01/2027	5.000%	364,000	353,810
07/15/2028	4.000%	169,000	155,730
Videotron Ltd.(a)
04/15/2027	5.125%	374,000	372,762
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	363,000	340,237
Virgin Media Vendor Financing Notes IV DAC(a)
07/15/2028	5.000%	160,000	150,880
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	655,000	652,061
Total			12,551,781
Chemicals 0.2%
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	140,000	136,913
Element Solutions, Inc.(a)
09/01/2028	3.875%	150,000	142,247
HB Fuller Co.
10/15/2028	4.250%	205,000	191,844
INEOS Finance PLC(a)
05/15/2028	6.750%	158,000	159,454
04/15/2029	7.500%	239,000	244,864
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	367,000	387,327
Ingevity Corp.(a)
11/01/2028	3.875%	202,000	184,568
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	420,000	393,373
11/15/2028	9.750%	319,000	338,285
WR Grace Holdings LLC(a)
06/15/2027	4.875%	607,000	588,073
08/15/2029	5.625%	181,000	166,708
Total			2,933,656
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	506,000	463,360
Herc Holdings, Inc.(a)
07/15/2027	5.500%	640,000	630,841
06/15/2029	6.625%	325,000	328,960
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	317,000	323,882
Total			1,747,043
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.2%
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	92,000	86,922
Arches Buyer, Inc.(a)
06/01/2028	4.250%	511,000	469,382
ASGN, Inc.(a)
05/15/2028	4.625%	455,000	432,090
Match Group, Inc.(a)
12/15/2027	5.000%	159,000	153,873
06/01/2028	4.625%	600,000	571,686
02/15/2029	5.625%	216,000	209,744
Prime Security Services Borrower LLC/Finance, Inc.(a)
01/15/2028	6.250%	162,000	160,905
Uber Technologies, Inc.(a)
01/15/2028	6.250%	275,000	277,343
Total			2,361,945
Consumer Products 0.1%
Acushnet Co.(a)
10/15/2028	7.375%	134,000	138,503
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	300,000	295,327
Newell Brands, Inc.
09/15/2027	6.375%	145,000	146,202
Newell, Inc.(f)
04/01/2026	5.700%	204,000	203,934
Prestige Brands, Inc.(a)
01/15/2028	5.125%	492,000	479,901
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	177,000	173,377
10/15/2029	4.500%	101,000	92,992
Total			1,530,236
Diversified Manufacturing 0.3%
Carrier Global Corp.
02/15/2027	2.493%	1,500,000	1,434,418
Esab Corp.(a)
04/15/2029	6.250%	69,000	69,884
Gates Corp. (The)(a)
07/01/2029	6.875%	555,000	564,713
Madison IAQ LLC(a)
06/30/2028	4.125%	57,000	53,922
06/30/2029	5.875%	175,000	165,172
Resideo Funding, Inc.(a)
09/01/2029	4.000%	230,000	208,275
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	157,000	163,236
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vertical Holdco GmbH(a)
07/15/2028	7.625%	168,000	167,800
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	497,000	486,749
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	402,000	408,715
03/15/2029	6.375%	513,000	519,027
Total			4,241,911
Electric 3.3%
AEP Texas, Inc.
05/15/2029	5.450%	4,500,000	4,561,107
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	291,000	274,948
Calpine Corp.(a)
03/15/2028	5.125%	176,000	170,680
CenterPoint Energy, Inc.
03/01/2030	2.950%	5,000,000	4,494,405
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,062,000	1,015,440
Dominion Energy, Inc.
06/01/2028	4.250%	2,500,000	2,452,218
DTE Energy Co.
03/01/2029	5.100%	3,500,000	3,507,800
Duke Energy Corp.
01/05/2029	4.850%	4,000,000	3,982,668
Edison International
11/15/2028	5.250%	2,000,000	2,003,477
Exelon Corp.
03/15/2029	5.150%	3,000,000	3,014,825
FirstEnergy Transmission LLC(a)
01/15/2030	4.550%	4,500,000	4,379,905
NextEra Energy Capital Holdings, Inc.
07/15/2027	4.625%	2,500,000	2,496,472
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	310,000	296,526
09/15/2027	4.500%	160,000	152,486
01/15/2029	7.250%	611,000	625,323
NRG Energy, Inc.
01/15/2028	5.750%	418,000	416,247
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	166,000	155,553
PPL Capital Funding, Inc.
05/15/2026	3.100%	1,500,000	1,465,086
Southern Co. (The)
03/15/2028	1.750%	5,000,000	4,536,095
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	445,000	427,541
01/15/2030	4.750%	131,000	121,290
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	274,000	273,347
02/15/2027	5.625%	496,000	494,524
05/01/2029	4.375%	152,000	143,115
Xcel Energy, Inc.
06/01/2030	3.400%	2,000,000	1,835,010
Total			43,296,088
Environmental 0.0%
GFL Environmental, Inc.(a)
06/15/2029	4.750%	239,000	229,677
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	369,000	368,552
Total			598,229
Finance Companies 0.4%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	618,000	637,828
06/15/2028	8.000%	362,000	380,197
04/15/2029	6.875%	420,000	426,748
Navient Corp.
06/25/2025	6.750%	159,000	159,266
03/15/2028	4.875%	170,000	161,995
OneMain Finance Corp.
01/15/2027	3.500%	149,000	141,845
09/15/2028	3.875%	357,000	329,014
05/15/2029	6.625%	601,000	608,355
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	214,000	219,479
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	861,000	815,467
03/01/2029	3.625%	191,000	172,564
Springleaf Finance Corp.
11/15/2029	5.375%	137,000	131,880
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	116,000	115,449
06/15/2027	5.750%	459,000	453,351
04/15/2029	5.500%	86,000	82,588
UWM Holdings LLC(a)
02/01/2030	6.625%	136,000	135,138
Total			4,971,164
Food and Beverage 1.6%
Bacardi Ltd./Bacardi-Martini BV(a)
01/15/2029	5.250%	6,175,000	6,179,659

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Campbell Soup Co.
03/21/2029	5.200%	5,000,000	5,041,516
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	678,000	666,412
Diageo Capital PLC
10/24/2027	5.300%	2,000,000	2,034,849
Post Holdings, Inc.(a)
12/15/2029	5.500%	422,000	408,394
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	415,000	386,049
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	434,000	430,620
Tyson Foods, Inc.
03/01/2029	4.350%	5,310,000	5,160,095
US Foods, Inc.(a)
09/15/2028	6.875%	403,000	411,991
02/15/2029	4.750%	115,000	110,249
Total			20,829,834
Gaming 0.2%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	465,000	435,629
Churchill Downs, Inc.(a)
04/01/2027	5.500%	252,000	249,041
01/15/2028	4.750%	110,000	106,065
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	136,000	137,375
International Game Technology PLC(a)
04/15/2026	4.125%	201,000	197,306
01/15/2027	6.250%	150,000	150,699
Scientific Games International, Inc.(a)
05/15/2028	7.000%	371,000	371,922
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	121,000	120,531
12/01/2026	4.250%	273,000	268,576
Total			2,037,144
Health Care 1.6%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	240,000	229,367
04/15/2029	5.000%	499,000	465,931
Avantor Funding, Inc.(a)
07/15/2028	4.625%	404,000	385,506
11/01/2029	3.875%	156,000	142,625
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	176,000	183,057
Becton Dickinson & Co.
06/07/2029	5.081%	2,500,000	2,517,741
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	287,000	262,995
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	443,000	424,814
Cigna Corp.
03/01/2027	3.400%	2,500,000	2,430,669
CVS Health Corp.
06/01/2029	5.400%	2,500,000	2,501,318
Encompass Health Corp.
02/01/2028	4.500%	83,000	80,034
GE HealthCare Technologies, Inc.
08/14/2029	4.800%	3,500,000	3,467,052
HCA, Inc.
04/01/2031	5.450%	5,000,000	4,989,864
HealthSouth Corp.
09/15/2025	5.750%	25,000	24,945
IQVIA, Inc.(a)
10/15/2026	5.000%	435,000	429,378
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	451,000	455,591
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	318,000	294,582
10/01/2029	5.250%	544,000	523,739
Tenet Healthcare Corp.
02/01/2027	6.250%	972,000	970,413
11/01/2027	5.125%	384,000	376,542
Total			21,156,163
Healthcare Insurance 1.0%
Centene Corp.
02/15/2030	3.375%	5,500,000	4,899,712
Elevance Health, Inc.
06/15/2029	5.150%	4,000,000	4,023,626
UnitedHealth Group, Inc.
01/15/2030	4.800%	4,000,000	3,981,204
Total			12,904,542
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	152,000	152,347
01/15/2028	5.750%	89,000	88,350
Total			240,697
Independent Energy 1.3%
Antero Resources Corp.(a)
02/01/2029	7.625%	149,000	152,578
Apache Corp.
01/15/2030	4.250%	4,000,000	3,756,979
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Civitas Resources, Inc.(a)
07/01/2028	8.375%	448,000	465,536
CNX Resources Corp.(a)
01/15/2029	6.000%	222,000	217,614
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	409,000	401,379
EQT Corp.(f)
02/01/2030	7.000%	4,000,000	4,255,374
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	270,000	261,825
02/01/2029	5.750%	524,000	499,920
Matador Resources Co.(a)
04/15/2028	6.875%	582,000	589,947
Occidental Petroleum Corp.
08/01/2029	5.200%	5,500,000	5,458,448
Permian Resources Operating LLC(a)
04/15/2027	8.000%	300,000	306,216
SM Energy Co.
01/15/2027	6.625%	234,000	233,484
SM Energy Co.(a)
08/01/2029	6.750%	257,000	254,439
Southwestern Energy Co.
02/01/2029	5.375%	188,000	185,110
Total			17,038,849
Integrated Energy 0.2%
BP Capital Markets America, Inc.
11/25/2029	4.868%	2,210,000	2,211,155
Leisure 0.5%
Boyne USA, Inc.(a)
05/15/2029	4.750%	423,000	400,892
Carnival Corp.(a)
03/01/2026	7.625%	224,000	224,389
03/01/2027	5.750%	652,000	649,852
08/01/2028	4.000%	210,000	198,957
05/01/2029	6.000%	183,000	182,622
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	76,000	74,981
10/01/2028	6.500%	576,000	576,652
Cinemark USA, Inc.(a)
07/15/2028	5.250%	620,000	604,269
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	200,000	199,364
NCL Corp., Ltd.(a)
03/15/2026	5.875%	212,000	211,775
02/15/2027	5.875%	339,000	338,083
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	303,000	297,450
08/31/2026	5.500%	275,000	274,749
04/01/2028	5.500%	172,000	170,787
Six Flags Entertainment Corp.(a)
04/15/2027	5.500%	892,000	882,342
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	37,000	37,023
Viking Cruises Ltd.(a)
09/15/2027	5.875%	397,000	394,012
02/15/2029	7.000%	549,000	550,965
Total			6,269,164
Life Insurance 1.4%
Corebridge Global Funding(a)
06/24/2029	5.200%	4,000,000	4,017,307
Five Corners Funding Trust II(a)
05/15/2030	2.850%	4,500,000	4,024,283
Metropolitan Life Global Funding I(a)
01/08/2029	4.850%	4,000,000	3,992,201
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,697,000	2,691,497
Principal Life Global Funding II(a)
01/25/2029	5.100%	3,500,000	3,505,512
Total			18,230,800
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	132,000	131,782
Hilton Grand Vacations Borrower Escrow LLC(a)
06/01/2029	5.000%	284,000	266,914
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	428,000	411,050
Total			809,746
Media and Entertainment 0.4%
Clear Channel Outdoor Holdings, Inc.(a)
09/15/2028	9.000%	204,000	213,591
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	373,000	359,147
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	174,000	169,448
01/15/2029	4.250%	381,000	354,521
Univision Communications, Inc.(a)
06/01/2027	6.625%	135,000	134,562
08/15/2028	8.000%	144,000	146,632

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Warnermedia Holdings, Inc.
03/15/2029	4.054%	3,500,000	3,256,092
Total			4,633,993
Metals and Mining 0.2%
Constellium SE(a)
06/15/2028	5.625%	342,000	334,040
04/15/2029	3.750%	407,000	368,417
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	791,000	779,883
04/01/2029	6.125%	145,000	145,345
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	280,000	263,491
Novelis Corp.(a)
11/15/2026	3.250%	432,000	411,929
01/30/2030	4.750%	190,000	176,164
Total			2,479,269
Midstream 1.7%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	280,000	278,412
01/15/2028	5.750%	272,000	269,716
06/15/2029	5.375%	167,000	162,451
Delek Logistics Partners LP/Finance Corp.(a)
06/01/2028	7.125%	251,000	249,844
03/15/2029	8.625%	297,000	307,171
DT Midstream, Inc.(a)
06/15/2029	4.125%	170,000	159,063
Enbridge, Inc.
04/05/2029	5.300%	3,315,000	3,349,444
Energy Transfer LP
07/01/2029	5.250%	3,750,000	3,768,791
EQM Midstream Partners LP(a)
06/01/2027	7.500%	140,000	142,797
04/01/2029	6.375%	247,000	247,872
NuStar Logistics LP
10/01/2025	5.750%	680,000	679,538
06/01/2026	6.000%	256,000	256,161
Plains All American Pipeline LP/Finance Corp.
12/15/2029	3.550%	3,000,000	2,790,761
Sunoco LP(a)
05/01/2029	7.000%	306,000	314,018
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	500,000	511,240
Sunoco LP/Finance Corp.
05/15/2029	4.500%	195,000	183,370
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	284,000	260,960
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	384,000	399,431
02/01/2029	9.500%	308,000	340,374
Western Midstream Operating LP
01/15/2029	6.350%	4,500,000	4,660,918
Williams Companies, Inc. (The)
03/15/2029	4.900%	3,500,000	3,473,733
Total			22,806,065
Natural Gas 0.3%
NiSource, Inc.
07/01/2029	5.200%	4,500,000	4,532,495
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%	77,000	77,300
04/01/2028	6.250%	130,000	129,294
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	437,000	445,668
Nabors Industries, Inc.(a)
05/15/2027	7.375%	245,000	244,802
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	150,000	153,016
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	280,000	280,969
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	66,000	67,137
Total			1,398,186
Other Industry 0.1%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	438,000	438,211
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	488,000	465,148
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	199,000	201,308
Total			1,104,667
Other REIT 0.2%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	239,000	238,679
02/01/2027	4.250%	769,000	741,566
06/15/2029	4.750%	131,000	123,604
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	636,000	622,709
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	237,000	243,070
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	437,000	424,646
Total			2,394,274
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	655,000	649,738
09/01/2028	3.250%	225,000	201,537
09/01/2029	4.000%	168,000	144,344
Berry Global, Inc.(a)
02/15/2026	4.500%	224,000	220,825
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	178,000	173,306
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	162,000	163,092
Sealed Air Corp.(a)
02/01/2028	6.125%	577,000	579,160
04/15/2029	5.000%	216,000	207,550
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	959,000	945,832
Total			3,285,384
Pharmaceuticals 1.1%
AbbVie, Inc.
03/15/2029	4.800%	3,000,000	2,997,694
Amgen, Inc.
03/02/2028	5.150%	4,500,000	4,532,850
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	151,000	147,778
Bristol-Myers Squibb Co.
02/22/2029	4.900%	2,500,000	2,512,966
Organon Finance 1 LLC(a)
04/30/2028	4.125%	145,000	136,267
Pfizer Investment Enterprises Pte Ltd.
05/19/2028	4.450%	3,500,000	3,469,371
Total			13,796,926
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	145,000	138,267
10/15/2027	6.750%	317,000	314,378
04/15/2028	6.750%	635,000	635,551
AmWINS Group, Inc.(a)
02/15/2029	6.375%	416,000	417,840
AssuredPartners, Inc.(a)
01/15/2029	5.625%	200,000	202,151
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	133,000	128,653
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
12/01/2029	5.625%	217,000	210,829
Total			2,047,669
Railroads 0.2%
Norfolk Southern Corp.
11/01/2029	2.550%	3,500,000	3,155,157
Refining 0.0%
HF Sinclair Corp.
04/15/2027	6.375%	241,000	244,398
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%	400,000	382,742
06/15/2029	6.125%	648,000	650,297
09/15/2029	5.625%	125,000	123,041
Total			1,156,080
Retailers 0.2%
Asbury Automotive Group, Inc.
03/01/2028	4.500%	168,000	160,940
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	84,000	78,337
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	140,000	130,919
01/15/2030	6.375%	122,000	122,483
Hanesbrands, Inc.(a)
05/15/2026	4.875%	250,000	245,983
L Brands, Inc.
02/01/2028	5.250%	188,000	185,244
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	228,000	212,893
Lithia Motors, Inc.(a)
06/01/2029	3.875%	421,000	384,811
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	417,000	393,392
02/15/2029	7.750%	261,000	252,225
Total			2,167,227
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	248,000	248,884
02/15/2028	5.875%	93,000	92,598
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	305,000	297,420
Total			638,902

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.8%
Block, Inc.
06/01/2026	2.750%	301,000	289,904
Broadcom, Inc.
11/15/2031	5.150%	5,500,000	5,535,577
Camelot Finance SA(a)
11/01/2026	4.500%	586,000	570,017
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	171,000	173,432
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	417,000	412,613
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	127,000	118,411
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	155,000	157,424
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	83,000	83,273
Entegris, Inc.(a)
04/15/2028	4.375%	370,000	353,974
05/01/2029	3.625%	239,000	216,732
HealthEquity, Inc.(a)
10/01/2029	4.500%	128,000	119,931
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	315,000	288,525
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	276,000	261,077
Iron Mountain, Inc.(a)
09/15/2027	4.875%	391,000	381,179
03/15/2028	5.250%	663,000	648,970
07/15/2028	5.000%	84,000	81,073
02/15/2029	7.000%	367,000	375,125
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	547,000	591,751
NCR Corp.(a)
10/01/2028	5.000%	580,000	557,452
04/15/2029	5.125%	313,000	299,517
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	161,000	149,860
NortonLifeLock, Inc.(a)
09/30/2027	6.750%	137,000	138,892
NXP BV/Funding LLC
12/01/2028	5.550%	4,500,000	4,574,313
Open Text Corp.(a)
02/15/2028	3.875%	139,000	130,542
Oracle Corp.
03/25/2028	2.300%	5,000,000	4,623,338
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Picard Midco, Inc.(a)
03/31/2029	6.500%	908,000	891,115
Sensata Technologies BV(a)
04/15/2029	4.000%	321,000	294,556
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	564,000	554,480
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	280,000	276,938
Synaptics, Inc.(a)
06/15/2029	4.000%	279,000	254,082
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	530,000	480,477
Total			23,884,550
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	94,000	91,870
04/01/2028	4.750%	87,000	81,304
03/01/2029	5.375%	205,000	191,996
ERAC USA Finance LLC(a)
02/15/2029	5.000%	4,500,000	4,514,318
Total			4,879,488
Wireless 0.0%
SBA Communications Corp.
02/15/2027	3.875%	230,000	220,161
Wirelines 0.8%
AT&T, Inc.
03/01/2029	4.350%	5,500,000	5,383,352
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	265,000	264,030
Iliad Holding SAS(a)
10/15/2028	7.000%	415,000	421,451
Verizon Communications, Inc.
03/22/2028	2.100%	4,500,000	4,137,827
Total			10,206,660
Total Corporate Bonds & Notes (Cost $427,330,317)			425,960,372

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Foreign Government Obligations(g) 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	589,000	571,930
11/15/2028	8.500%	247,000	261,523
Total			833,453
Total Foreign Government Obligations (Cost $857,909)			833,453

Residential Mortgage-Backed Securities - Agency 0.8%

Federal Home Loan Mortgage Corp.
03/01/2025- 04/01/2026	4.000%	778	776
11/01/2025	3.500%	205	204
09/01/2039	4.500%	5,233,942	5,120,137
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.224% Cap 9.180% 03/01/2034	6.515%	77,035	78,906
12-month Term SOFR + 1.735% Cap 10.860% 07/01/2036	7.610%	236	237
12-month Term SOFR + 1.703% Cap 11.242% 08/01/2036	7.267%	14,683	15,191
Federal National Mortgage Association
06/01/2025- 06/01/2026	4.000%	621	617
12/01/2025- 09/01/2026	3.500%	5,307	5,261
Federal National Mortgage Association(d)
CMO Series 2003-W11 Class A1
06/25/2033	7.993%	4,687	4,740
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	4.625%	3,495	3,500
Government National Mortgage Association
08/15/2037	7.500%	10,213	10,138
Uniform Mortgage-Backed Security TBA(c)
01/16/2040	4.500%	5,250,000	5,134,750
Total Residential Mortgage-Backed Securities - Agency (Cost $10,533,021)			10,374,457

Residential Mortgage-Backed Securities - Non-Agency 27.8%

A&D Mortgage Trust(a),(f)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	7,069,862	7,138,219
A&D Mortgage Trust(a)
CMO Series 2024-NQM4 Class A1
08/25/2069	5.464%	6,829,872	6,791,683
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHM Trust(a)
CMO Series 2024-HE2 Class A
10/25/2039	5.350%	10,833,877	10,702,592
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	290,054	264,013
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	997,273
CMO Series 2021-8 Class A1
11/25/2066	1.820%	5,947,091	5,207,761
Angel Oak Mortgage Trust(a),(f)
CMO Series 2024-11 Class A1
08/25/2069	5.700%	14,728,128	14,730,548
CMO Series 2024-7 Class A1
05/25/2069	5.621%	2,721,923	2,722,335
CMO Series 2024-8 Class A1
05/27/2069	5.338%	4,274,044	4,251,719
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	74,109	71,717
Banc of America Funding Trust(d)
CMO Series 2007-C Class 1A3
05/20/2036	4.899%	39,825	34,779
BRAVO Residential Funding Trust(a),(d)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	311,039	299,727
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	2,162,771	2,000,534
BRAVO Residential Funding Trust(a),(f)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	4,026,645	4,064,946
CMO Series 2024-CES2 Class A1A
09/25/2054	5.549%	9,696,753	9,686,338
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	8,353,301	8,421,282
CMO Series 2024-NQM5 Class A1
06/25/2064	5.803%	9,111,471	9,136,195
BRAVO Residential Funding Trust(a)
CMO Series 2024-NQM6 Class A1
08/01/2064	5.409%	3,387,053	3,374,792
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	56,056	53,029
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	147,412	62,563
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	5,203,342	4,893,413

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	1,747,135	1,739,971
CIM Trust(a),(f)
CMO Series 2021-NR1 Class A1
07/25/2055	5.569%	753,045	749,743
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	2,122,444	2,128,141
CMO Series 2024-3 Class A1
06/25/2069	6.393%	9,282,151	9,388,522
CMO Series 2024-INV3 Class A1
09/25/2069	5.443%	7,108,264	7,080,934
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,441,365	1,163,118
CMO Series 2021-RPL1 Class A1
09/27/2060	4.055%	3,376,163	3,368,018
Cross Mortgage Trust(a),(f)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	1,609,947	1,619,742
CMO Series 2024-H4 Class A1
07/25/2069	6.147%	5,999,413	6,042,551
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	942,129	899,335
CSMC Trust(a),(d)
CMO Series 2021-RPL4 Class A1
12/27/2060	4.088%	2,613,806	2,541,236
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	3,349,940	3,357,316
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	4,661,686	4,128,598
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	2.205%	12,363,800	11,061,832
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.219%	708,786	713,959
CMO Series 2021-HQA4 Class M1
30-day Average SOFR + 0.950% 12/25/2041	5.519%	2,296,974	2,296,680
GCAT Trust(a),(d)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,638,112	2,450,079
GCAT Trust(a),(f)
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	3,192,375	3,189,500
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	709,686	654,213
HOMES Trust(a),(f)
CMO Series 2024-AFC1 Class A1
08/25/2059	5.224%	9,798,268	9,728,983
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2022-1 Class A1
07/25/2067	5.082%	5,737,556	5,704,117
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	2,083,298	1,722,316
JP Morgan Mortgage Trust(a),(b)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	6.413%	7,593,033	7,610,329
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2026	5.500%	6,977	5,785
JPMorgan Mortgage Trust(d)
CMO Series 2007-A2 Class 3A1
04/25/2037	4.780%	4,179	3,434
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	2,574,159	2,554,271
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	4,596,817	4,595,297
MFA Trust(a),(d)
CMO Series 2020-NQM1 Class A1
03/25/2065	2.479%	612,745	586,183
MFA Trust(a),(f)
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	3,518,610	3,533,528
MFRA Trust(a),(f)
CMO Series 2024-NQM3 Class A1
12/25/2069	5.722%	8,000,000	7,999,914
Morgan Stanley Mortgage Loan Trust(d)
CMO Series 2004-10AR Class 2A2
11/25/2034	6.066%	16,375	15,342
Morgan Stanley Residential Mortgage Loan Trust(f)
CMO Series 2024-RPL1 Class A1
06/25/2064	4.000%	14,555,314	13,844,821
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	1,052,093	987,844
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	645,222	634,537
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(d)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	373,285	345,546
OBX Trust(a),(f)
CMO Series 2022-NQM7 Class A1
08/25/2062	5.110%	3,984,322	3,962,683
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	2,197,716	2,234,570
CMO Series 2024-NQM1 Class A1
11/25/2063	5.928%	8,284,437	8,318,088
CMO Series 2024-NQM10 Class A1
05/25/2064	6.180%	4,363,513	4,402,317
CMO Series 2024-NQM12 Class A1
07/25/2064	5.475%	1,862,822	1,858,444
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	12,309,887	12,425,590
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	506,964	470,632
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	5,096,939	5,085,783
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-9 Class A1
10/25/2026	2.363%	4,173,271	4,161,875
PRET LLC(a),(f)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	1,267,775	1,263,759
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	5,148,737	5,147,760
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	4,521,631	4,520,493
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	5,010,563	5,038,769
PRET LLC(a),(f),(h),(i)
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	7,850,000	7,850,000
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-NPL3 Class A1
07/25/2051	4.868%	6,062,073	6,016,114
PRKCM Trust(a),(d)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	11,249,332	9,725,419
PRPM LLC(a),(f)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	1,269,991	1,157,755
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	5,460,146	5,249,822
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RPL3 Class A1
11/25/2054	4.000%	2,960,136	2,837,750
PRPM Trust(a),(f)
CMO Series 2023-NQM1 Class A1
01/25/2068	6.234%	1,838,607	1,845,328
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	3,943,806	3,969,536
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	1,889,790	1,906,868
RCO Mortgage LLC(a),(f)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	782,702	784,825
Sequoia Mortgage Trust(a),(d)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	514,231	458,407
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	862,612	846,223
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	238,551	225,024
Towd Point HE Trust(a),(d)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	1,150,000	1,095,580
Towd Point Mortgage Trust(a),(d)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	2,733,395	2,615,359
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	1,435,628	1,428,467
Vericrest Opportunity Loan Transferee XCVI LLC(a),(f)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	689,798	689,618
Vericrest Opportunity Loan Transferee XCVII LLC(a),(f)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	3,524,349	3,526,925
Vericrest Opportunity Loan Trust CI LLC(a),(f)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	3,189,682	3,148,714
Verus Securitization Trust(a),(d)
CMO Series 2021-8 Class A3
11/25/2066	2.491%	6,830,476	6,031,630
Verus Securitization Trust(a),(f)
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	2,708,879	2,689,192
CMO Series 2023-6 Class A2
09/25/2068	6.939%	856,579	867,020
CMO Series 2023-8 Class A1
12/25/2068	6.259%	3,258,343	3,284,869

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-1 Class A1
01/25/2069	5.712%	3,427,718	3,435,245
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	2,106,710	2,121,954
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	409,235	396,205
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	2,221,950	2,094,974
Vista Point Securitization Trust(a),(f),(h),(i)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	7,000,000	6,965,217
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2006-AR19 Class A1
12/25/2036	6.944%	50,373	48,623
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $368,865,110)			361,554,619

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/31/2025	0.250%	13,350,000	13,003,213
Total U.S. Treasury Obligations (Cost $12,984,288)			13,003,213

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(j),(k)	31,003,055	30,996,854
Total Money Market Funds (Cost $30,993,863)		30,996,854
Total Investments in Securities (Cost: $1,322,400,807)		1,313,819,352
Other Assets & Liabilities, Net		(12,669,142)
Net Assets		1,301,150,210
At December 31, 2024, securities and/or cash totaling $3,425,062 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,637	03/2025	USD	336,582,549	—	(122,842)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(2,493)	03/2025	USD	(265,017,587)	2,172,912	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $888,249,713, which represents 68.27% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2024.

(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2024, the total value of these securities amounted to $14,815,217, which represents 1.14% of total net assets.

(i)	Valuation based on significant unobservable inputs.
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(j)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(k)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	37,414,611	484,940,192	(491,357,598)	(351)	30,996,854	(5,950)	1,268,726	31,003,055
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Short Term Bond Fund  | 2024

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3QT222_03_R01_(02/25)